Asset management income (Tables)	12 Months Ended
Dec. 31, 2023
Asset management income.
Schedule of asset management income

	Years ended December 31,
($ in thousands)	2023	2022	2021
Management fee income	7,642	7,321	8,667
Performance fee income	-	1,795	5,729
Total asset management income	7,642	9,116	14,396